UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

1.807739.107

AMP-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.0%
Autoliv, Inc.	69,830	$ 3,386,755
BorgWarner, Inc. (a)	83,800	5,072,414
Exide Industries Ltd.	3,596,274	9,455,285
Fuel Systems Solutions, Inc. (a)(e)	375,818	7,219,464
Gentex Corp.	224,546	5,400,331
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	511,313
		31,045,562
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	81,100	1,043,392
DeVry, Inc.	86,975	3,214,596
Grand Canyon Education, Inc. (a)	923,084	14,907,807
K12, Inc. (a)	65,417	1,665,517
MegaStudy Co. Ltd.	46,378	4,640,100
Universal Technical Institute, Inc. (a)	10,700	145,413
Weight Watchers International, Inc.	67,390	3,925,468
		29,542,293
Hotels, Restaurants & Leisure - 1.0%
Jubilant Foodworks Ltd. (a)	546,685	8,799,852
Papa John's International, Inc. (a)	200	6,080
Starbucks Corp.	493,074	18,386,729
Starwood Hotels & Resorts Worldwide, Inc.	95,600	3,711,192
		30,903,853
Household Durables - 0.0%
Tupperware Brands Corp.	100	5,374
Internet & Catalog Retail - 0.1%
ASOS PLC (a)	76,068	1,806,995
Start Today Co. Ltd.	7,900	171,187
		1,978,182
Leisure Equipment & Products - 2.2%
Hasbro, Inc.	1,971,059	64,276,234
Media - 3.1%
Discovery Communications, Inc. (a)	557,594	20,976,686
Proto Corp.	18,800	650,320
Sun TV Ltd.	4,959,744	23,463,011
Time Warner, Inc.	1,555,965	46,632,271
Value Line, Inc.	26,306	302,256
		92,024,544
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Marisa Lojas SA	800	$ 9,225
Mothercare PLC	15,100	74,190
		83,415
Specialty Retail - 7.3%
Advance Auto Parts, Inc.	2,134,032	123,987,261
Collective Brands, Inc. (a)	19,500	252,720
Guess?, Inc.	191,210	5,447,573
Ross Stores, Inc.	548,454	43,157,845
rue21, Inc. (a)(e)	158,407	3,594,255
Sally Beauty Holdings, Inc. (a)	1,527,635	25,358,741
TJX Companies, Inc.	282,464	15,668,278
Tsutsumi Jewelry Co. Ltd.	33,400	809,114
		218,275,787
Textiles, Apparel & Luxury Goods - 0.2%
Daphne International Holdings Ltd.	5,544,000	4,914,999
TOTAL CONSUMER DISCRETIONARY		473,050,243
CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Carlsberg A/S Series B	63,400	3,775,705
Molson Coors Brewing Co. Class B	482,131	19,097,209
		22,872,914
Food & Staples Retailing - 0.2%
Circle K Sunkus Co. Ltd.	124,700	2,098,567
Drogasil SA	690,200	4,127,990
Fresh Market, Inc.	2,900	110,664
Heng Tai Consumables Group Ltd.	5,793,316	268,981
		6,606,202
Food Products - 1.4%
Britannia Industries Ltd.	54,840	524,736
Corn Products International, Inc.	285,708	11,211,182
Orion Corp.	194	84,623
SunOpta, Inc. (a)	898,176	4,428,009
Want Want China Holdings Ltd.	28,330,000	25,656,942
		41,905,492
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Jyothy Laboratories Ltd.	172,532	$ 540,273
Unicharm Corp.	98,400	4,719,917
		5,260,190
Personal Products - 0.0%
Concern Kalina OJSC sponsored ADR	30,300	1,693,841
TOTAL CONSUMER STAPLES		78,338,639
ENERGY - 6.5%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	601,055	20,652,250
Dresser-Rand Group, Inc. (a)	380,698	15,429,690
Ensco International Ltd. ADR	595,201	24,063,976
FMC Technologies, Inc. (a)	221,500	8,328,400
Helix Energy Solutions Group, Inc. (a)	1,724,247	22,587,636
McDermott International, Inc. (a)	195,500	2,103,580
Nabors Industries Ltd. (a)	1,252,843	15,359,855
Oceaneering International, Inc.	174,160	6,154,814
Parker Drilling Co. (a)	1,344,529	5,902,482
Patterson-UTI Energy, Inc.	719,473	12,475,662
SinoTech Energy Ltd. ADR (e)	1,019,279	10
Unit Corp. (a)	176,663	6,522,398
Weatherford International Ltd. (a)	741,111	9,048,965
		148,629,718
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.	64,030	5,137,767
CNPC (Hong Kong) Ltd.	1,516,000	2,086,211
Magnum Hunter Resources Corp. (e)	736,477	2,437,739
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	235,103	2
Peabody Energy Corp.	137,200	4,648,336
Peyto Exploration & Development Corp.	500	9,506
Pioneer Natural Resources Co.	215,177	14,152,191
Plains Exploration & Production Co. (a)	16,919	384,230
QEP Resources, Inc.	286,418	7,753,335
Talisman Energy, Inc.	586,300	7,203,610
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	348,283
		44,161,210
TOTAL ENERGY		192,790,928
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.9%
Capital Markets - 4.0%
Charles Schwab Corp.	580,793	$ 6,545,537
Invesco Ltd.	3,144,652	48,773,553
Janus Capital Group, Inc.	2,297,347	13,784,082
Marusan Securities Co. Ltd.	1,177,900	4,853,449
SEI Investments Co.	799,762	12,300,340
State Street Corp.	435,500	14,005,680
TD Ameritrade Holding Corp.	665,500	9,786,177
Waddell & Reed Financial, Inc. Class A	291,536	7,291,315
		117,340,133
Commercial Banks - 0.7%
Bank of Baroda	206,102	3,225,063
Union Bank of India	3,543,135	17,603,078
		20,828,141
Consumer Finance - 0.5%
Discover Financial Services	590,496	13,545,978
Diversified Financial Services - 0.9%
CME Group, Inc.	88,256	21,746,278
CRISIL Ltd.	318,920	5,449,575
		27,195,853
Insurance - 3.9%
Brasil Insurance Participacoes e Administracao SA	250,000	2,339,181
Lincoln National Corp.	152,733	2,387,217
Old Republic International Corp.	1,708,768	15,242,211
Progressive Corp.	708,702	12,586,548
Protective Life Corp.	735,683	11,498,725
Reinsurance Group of America, Inc.	1,594,532	73,268,745
		117,322,627
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	259,348	3,490,824
Forest City Enterprises, Inc. Class A (a)	184,300	1,964,638
Goldcrest Co. Ltd.	476,410	8,752,974
Iguatemi Empresa de Shopping Centers SA	243,700	4,081,100
Kenedix, Inc. (a)	14,041	1,684,046
Sobha Developers Ltd.	80,767	355,468
Wharf Holdings Ltd.	1,380,000	6,808,380
		27,137,430
TOTAL FINANCIALS		323,370,162
Common Stocks - continued
	Shares	Value
HEALTH CARE - 20.6%
Biotechnology - 4.0%
3SBio, Inc. sponsored ADR (a)	179,699	$ 2,143,809
Abcam PLC	501,100	2,833,266
Alexion Pharmaceuticals, Inc. (a)	413,503	26,489,002
Ardea Biosciences, Inc. (a)	88,491	1,382,229
Genomic Health, Inc. (a)(e)	603,721	13,269,788
ImmunoGen, Inc. (a)	70,494	772,614
Nanosphere, Inc. (a)	277,129	277,129
Sangamo Biosciences, Inc. (a)(e)	218,068	948,596
United Therapeutics Corp. (a)	78,200	2,931,718
Vertex Pharmaceuticals, Inc. (a)	1,518,988	67,655,726
		118,703,877
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	68,600	6,005,244
Cyberonics, Inc. (a)	76,639	2,168,884
Edwards Lifesciences Corp. (a)	414,404	29,538,717
Genmark Diagnostics, Inc. (a)	276,200	1,588,150
Hill-Rom Holdings, Inc.	112,400	3,374,248
NxStage Medical, Inc. (a)	473,549	9,878,232
Opto Circuits India Ltd.	709,708	3,190,363
Quidel Corp. (a)(e)	305,729	5,004,784
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,072,000	2,303,190
		63,051,812
Health Care Providers & Services - 5.1%
Apollo Hospitals Enterprise Ltd.	100,444	1,062,464
Brookdale Senior Living, Inc. (a)	498,400	6,249,936
Community Health Systems, Inc. (a)	661,900	11,014,016
HCA Holdings, Inc.	143,719	2,897,375
Health Management Associates, Inc. Class A (a)	1,166,840	8,074,533
IPC The Hospitalist Co., Inc. (a)	89,168	3,182,406
Laboratory Corp. of America Holdings (a)	175,219	13,851,062
LifePoint Hospitals, Inc. (a)	94,100	3,447,824
McKesson Corp.	954,600	69,399,420
Medco Health Solutions, Inc. (a)	180,000	8,440,200
Omnicare, Inc.	225,488	5,734,160
Tenet Healthcare Corp. (a)	837,500	3,458,875
Universal Health Services, Inc. Class B	418,600	14,232,400
		151,044,671
Health Care Technology - 6.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,700,921	84,710,596
athenahealth, Inc. (a)(e)	763,817	45,485,302
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	753,889	$ 51,656,474
Computer Programs & Systems, Inc.	68,344	4,520,956
So-net M3, Inc.	306	1,523,517
		187,896,845
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc. (a)	205,000	6,406,250
Albany Molecular Research, Inc. (a)	100	282
QIAGEN NV (a)	192,219	2,658,389
Thermo Fisher Scientific, Inc. (a)	897,419	45,445,298
		54,510,219
Pharmaceuticals - 1.2%
Cadila Healthcare Ltd.	91,202	1,408,083
Cipla Ltd.	740,044	4,233,872
Impax Laboratories, Inc. (a)	481,773	8,628,554
Pharmstandard OJSC unit (a)	570,263	10,897,726
Piramal Healthcare Ltd.	303,832	2,203,015
Questcor Pharmaceuticals, Inc. (a)	116,118	3,165,377
Salix Pharmaceuticals Ltd. (a)	69,600	2,060,160
Unichem Laboratories Ltd.	417,088	1,154,380
Valeant Pharmaceuticals International, Inc. (Canada)	52,300	1,948,715
		35,699,882
TOTAL HEALTH CARE		610,907,306
INDUSTRIALS - 8.0%
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	329,300	13,353,115
Airlines - 0.7%
Copa Holdings SA Class A	333,100	20,409,037
Building Products - 0.1%
Blue Star Ltd.	328,890	1,512,859
Lennox International, Inc.	51,842	1,336,487
		2,849,346
Commercial Services & Supplies - 1.0%
Corrections Corp. of America (a)	24,200	549,098
Edenred	346,100	8,318,864
EnerNOC, Inc. (a)(e)	138,748	1,248,732
Mine Safety Appliances Co.	96,600	2,604,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	598,215	$ 16,785,913
The Brink's Co.	16,952	395,151
		29,902,094
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	401,716	7,098,322
Fluor Corp.	79,933	3,720,881
Raubex Group Ltd.	100	162
		10,819,365
Electrical Equipment - 1.0%
Acuity Brands, Inc.	217,741	7,847,386
Regal-Beloit Corp.	258,299	11,721,609
Roper Industries, Inc.	148,100	10,205,571
		29,774,566
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	223,617	7,128,910
Max India Ltd. (a)	1,452,559	5,568,931
		12,697,841
Machinery - 2.2%
AGCO Corp. (a)	350,378	12,112,567
Bell Equipment Ltd. (a)	3,076	5,330
CIRCOR International, Inc.	135,438	3,977,814
Eaton Corp.	137,755	4,890,303
Fanuc Corp.	30,000	4,132,645
Graco, Inc.	62,690	2,140,237
Harsco Corp.	291,835	5,658,681
Ingersoll-Rand Co. Ltd.	271,100	7,615,199
Kennametal, Inc.	69,500	2,275,430
Nippon Thompson Co. Ltd.	509,000	3,040,350
Nordson Corp.	41,694	1,656,920
Parker Hannifin Corp.	161,900	10,220,747
Snap-On, Inc.	170,743	7,580,989
Uzel Makina Sanayi AS (a)	101,200	1
		65,307,213
Marine - 0.0%
Kuehne & Nagel International AG	3,970	450,260
Professional Services - 1.3%
Corporate Executive Board Co.	143,554	4,277,909
Dun & Bradstreet Corp.	15,400	943,404
eClerx	296,224	4,392,792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
en-japan, Inc.	551	$ 658,482
Equifax, Inc.	451,256	13,871,609
JobStreet Corp. Bhd	686,900	507,597
Manpower, Inc.	61,800	2,077,716
Michael Page International PLC	373,400	2,147,930
Randstad Holdings NV	263,594	8,535,956
		37,413,395
Road & Rail - 0.5%
Con-way, Inc.	229,000	5,067,770
J.B. Hunt Transport Services, Inc.	158,879	5,738,709
Kansas City Southern (a)	55,596	2,777,576
		13,584,055
Trading Companies & Distributors - 0.0%
MSC Industrial Direct Co., Inc. Class A	13,758	776,777
TOTAL INDUSTRIALS		237,337,064
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.7%
DG FastChannel, Inc. (a)	325,365	5,514,937
HTC Corp.	136,450	2,997,000
Juniper Networks, Inc. (a)	235,394	4,062,900
MIC Electronics Ltd. (a)	470,196	112,033
Polycom, Inc. (a)	440,465	8,091,342
		20,778,212
Computers & Peripherals - 1.0%
Gemalto NV	535,301	25,664,869
Lenovo Group Ltd. ADR	2,700	35,748
Toshiba Corp.	741,000	3,023,068
		28,723,685
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	182,247	5,062,822
Cognex Corp.	210,556	5,708,173
Corning, Inc.	440,400	5,443,344
Digital China Holdings Ltd. (H Shares)	9,299,000	12,171,493
DTS, Inc. (a)	52,378	1,300,546
FEI Co. (a)	83,743	2,508,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingenico SA	628,251	$ 23,728,388
Itron, Inc. (a)	590,712	17,426,004
		73,349,710
Internet Software & Services - 4.8%
Ancestry.com, Inc. (a)	9,700	227,950
DeNA Co. Ltd.	978,900	41,010,228
Digital River, Inc. (a)	109,800	2,276,154
eBay, Inc. (a)	1,857,967	54,791,447
INFO Edge India Ltd.	17,140	240,618
Kakaku.com, Inc.	273,200	11,215,055
Support.com, Inc. (a)	296,152	586,381
TelecityGroup PLC (a)	453,600	3,951,402
ValueClick, Inc. (a)	249,445	3,881,364
VeriSign, Inc.	303,003	8,668,916
VistaPrint Ltd. (a)	339,517	9,177,145
WebMD Health Corp. (a)	203,760	6,143,364
		142,170,024
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	186,837	11,714,680
Computer Task Group, Inc. (a)	13,408	149,767
Fiserv, Inc. (a)	806,253	40,933,465
Genpact Ltd. (a)	81,100	1,167,029
Global Payments, Inc.	72,594	2,932,072
ManTech International Corp. Class A	29,378	921,882
MasterCard, Inc. Class A	148,299	47,034,511
NeuStar, Inc. Class A (a)	50,588	1,271,782
Sapient Corp.	74,050	750,867
		106,876,055
Office Electronics - 0.8%
Xerox Corp.	3,471,135	24,193,811
Semiconductors & Semiconductor Equipment - 6.9%
Aixtron AG	40	580
Analog Devices, Inc.	536,400	16,762,500
Applied Materials, Inc.	6,379,717	66,030,071
Entegris, Inc. (a)	2,318,104	14,789,504
Epistar Corp.	2,904,000	5,047,055
KLA-Tencor Corp.	387,600	14,837,328
Kontron AG	1,180,722	8,618,362
Linear Technology Corp.	134,955	3,731,506
Marvell Technology Group Ltd. (a)	2,177,087	31,633,074
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	657,100	$ 9,278,252
PMC-Sierra, Inc. (a)	3,717,024	22,227,804
RF Micro Devices, Inc. (a)	358,092	2,270,303
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,148,400	10,269,352
		205,495,691
Software - 5.8%
Autodesk, Inc. (a)	41,700	1,158,426
Compuware Corp. (a)	491,823	3,767,364
ebix.com, Inc.	19,643	288,752
Electronic Arts, Inc. (a)	794,134	16,240,040
Intuit, Inc.	1,268,249	60,165,733
Kingdee International Software Group Co. Ltd.	19,099,200	7,136,590
Mentor Graphics Corp. (a)	131,239	1,262,519
NetSuite, Inc. (a)	54	1,459
Rovi Corp. (a)	1,106,061	47,538,502
Solera Holdings, Inc.	307,154	15,511,277
Synopsys, Inc. (a)	301,802	7,351,897
Ubisoft Entertainment SA (a)	2,191,681	11,986,443
		172,409,002
TOTAL INFORMATION TECHNOLOGY		773,996,190
MATERIALS - 6.3%
Chemicals - 0.3%
Albemarle Corp.	69,500	2,807,800
Zoltek Companies, Inc. (a)(e)	951,095	6,115,541
		8,923,341
Metals & Mining - 6.0%
Barrick Gold Corp.	119,500	5,598,250
Centerra Gold, Inc.	148,800	2,769,329
Goldcorp, Inc.	288,700	13,238,395
IAMGOLD Corp.	1,552,800	30,854,549
Kinross Gold Corp. (e)	2,548,549	37,852,626
Kinross Gold Corp. warrants 9/17/14 (a)	35,453	82,520
Newcrest Mining Ltd.	1,404,727	46,322,958
Newmont Mining Corp.	472,752	29,736,101
Osisko Mining Corp. (a)	403,300	5,105,209
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	208,400	$ 2,067,328
Yamana Gold, Inc.	378,833	5,196,622
		178,823,887
TOTAL MATERIALS		187,747,228
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	513,527	13,839,553
Sprint Nextel Corp. (a)	1,159,500	3,524,880
		17,364,433
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	190,630	2,684,070
TOTAL COMMON STOCKS (Cost $2,943,047,068)		2,897,586,263
Nonconvertible Bonds - 0.0%
Principal Amount (d)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $34,458)	INR	10,968	38,037
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	72,353,671	$ 72,353,671
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,428,843	37,428,843
TOTAL MONEY MARKET FUNDS (Cost $109,782,514)		109,782,514
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,052,864,040)		3,007,406,814
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(39,363,282)
NET ASSETS - 100%		$ 2,968,043,532
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 562,352
Fidelity Securities Lending Cash Central Fund	437,734
Total	$ 1,000,086
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 473,050,243	$ 419,635,062	$ 53,415,181	$ -
Consumer Staples	78,338,639	44,444,600	33,894,039	-
Energy	192,790,928	190,356,422	2,434,494	12
Financials	323,370,162	274,638,129	48,732,033	-
Health Care	610,907,306	593,828,422	17,078,884	-
Industrials	237,337,064	217,523,407	19,813,656	1
Information Technology	773,996,190	691,042,470	82,953,720	-
Materials	187,747,228	141,424,270	46,322,958	-
Telecommunication Services	17,364,433	17,364,433	-	-
Utilities	2,684,070	2,684,070	-	-
Corporate Bonds	38,037	-	38,037	-
Money Market Funds	109,782,514	109,782,514	-	-
Total Investments in Securities:	$ 3,007,406,814	$ 2,702,723,799	$ 304,683,002	$ 13
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,156,594)
Cost of Purchases	8,156,606
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 13
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (8,156,594)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,059,148,764. Net unrealized depreciation aggregated $51,741,950, of which $364,570,289 related to appreciated investment securities and $416,312,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011